Dividends - Accounting Policy (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Dividend declared and paid (interim)	R 0	R 1,501	R 3,905
Dividend declared after 31 December (final)	0	0	3,452
Total dividends declared for the year	R 0	R 1,501	R 7,357
Dividend per share (interim) (in ZAR cents per share)	R 0	R 0.53	R 1.38
Dividend per share (final) (in ZAR cents per share)	R 0	R 0	R 1.22
Dividends paid during the financial year	R 0	R 4,953	R 9,197
Dividends paid to NCI of subsidiaries during the financial year	173	365	256
Total dividends paid for the year1	R 173	R 5,318	R 9,453
Dividends declared (in ZAR cents per share)		R 0.53	R 2.60
Minimum
Disclosure of classes of share capital [line items]
Percentage of normalised earnings	25.00%
Maximum
Disclosure of classes of share capital [line items]
Percentage of normalised earnings	35.00%